                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4841
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                           MFS MUNICIPAL INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                Date of reporting period: July 1, 2003 -- June 30, 2004
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ITEM 1.  PROXY VOTING RECORD.

No voting records for this reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       MFS MUNICIPAL INCOME TRUST
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By (Signature and Title)*  ROBERT J. MANNING
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                           Robert J. Manning, Principal Executive Officer

Date:    August 30, 2004
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*By:  JAMES F. DESMARAIS
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      Name: James F. DesMarais as Attorney-in-fact

Executed by James F. DesMarais on behalf of Robert J. Manning pursuant to a Power of Attorney dated August 12, 2004.(1)

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(1) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 52 filed with the SEC via EDGAR on August 27, 2004.